Share Capital Issued - Summary of Share Capital Issued (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Total number of issued and outstanding shares	22,593,956	13,942,344
Total share capital	€ 78,585	€ 48,513	[1]

[1]	For information on voluntary change in accounting policy, see note 5.2.16.